Income Taxes - Summary of Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
NOL Balance in DTA	$ 108,009
Valuation Allowance	(60,695)
Net DTA for NOLs	47,314
Federal
Operating Loss Carryforwards [Line Items]
NOL Balance in DTA	103,578
Valuation Allowance	(57,858)
Net DTA for NOLs	45,720
State
Operating Loss Carryforwards [Line Items]
NOL Balance in DTA	4,431
Valuation Allowance	(2,837)
Net DTA for NOLs	$ 1,594